STATEMENTS OF FINANCIAL CONDITION - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS:
Cash	$ 29,046,167	$ 48,971,063
Investment in Affiliated Funds (Cost: $41,142,989 and $77,057,266 at December 31, 2017 and December 31, 2016, respectively)	43,966,696	68,779,867
Receivable from Affiliated Funds	640,000	100,000
TOTAL ASSETS	73,652,863	117,850,930
LIABILITIES:
Management fee payable	355,220	606,974
Redemptions payable	1,246,141	1,846,095
Administrative fee payable	26,948	46,954
Professional fees payable	166,814	194,639
Other liabilities	117,554	217,974
Total liabilities	1,912,677	2,912,636
MEMBERS' CAPITAL:
Members' Capital (68,166,663 Units and 113,650,916 Units outstanding at December 31, 2017 and December 31, 2016, respectively; unlimited Units authorized)	71,740,186	114,938,294
Total Members' Capital	71,740,186	114,938,294
TOTAL LIABILITIES AND MEMBERS' CAPITAL	$ 73,652,863	$ 117,850,930